STOCK COMPENSATION EXPENSE (Tables)	9 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Share Based Payment Award Warrants Valuation Assumptions [Table Text Block]
The grant date fair value of the warrants subscribed is calculated using the Black-Scholes option-pricing model with the following weighted average assumptions.

Three months ended
September 30, 2014
Risk-free interest rate	0.73%
Dividend yield	-
Expected volatility	58%
Expected term	2.5 years
Forfeiture rate	-

Schedule Of Earnings Per Share Basic And Diluted Before Stock Based Compensation [Table Text Block]
Net income (loss) before and after stock-based compensation is as follows:

	Three months ended		Nine months ended
	Sept 30,		Sept 30,
(in thousands except per share data)	2013	2014	2013	2014

Net income (loss)	$(6,369)	$(10,046)	$(48,052)	$(57,757)

Net income (loss) per share
Basic	$(0.25)	$(0.26)	$(1.89)	$(1.64)
Diluted	$(0.25)	$(0.26)	$(1.89)	$(1.64)

Number of shares used for computing (weighted average)
Basic	25,465	38,767	25,434	35,201
Diluted	25,465	38,767	25,434	35,201

Stock-based compensation (ASC 718)
Cost of products and services sold	5	10	15	30
Research and development	184	222	556	616
Selling, general and administrative	307	450	885	1,018
Total	496	682	1,456	1,664

Net income (loss) before stock-based compensation	(5,873)	(9,364)	(46,596)	(56,093)

Net income (loss) before stock-based compensation per share
Basic	$(0.23)	$(0.24)	$(1.83)	$(1.59)
Diluted	$(0.23)	$(0.24)	$(1.83)	$(1.59)